Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - HCM INCOME PLUS FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Total return.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the HCM Income Plus Fund (the “Fund”).
Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	HCM Income Plus Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	HCM Income Plus Fund Class I Shares
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.32%	[1]
Total Annual Fund Operating Expenses	1.53%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds ("ETFs").

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
HCM Income Plus Fund | Class I Shares | USD ($)	156	483	834	1,824

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2018, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective through investments in ETFs that invest in foreign (including emerging markets) and domestic: (i) equity securities of any market capitalization; and (ii) fixed income securities of any maturity, duration and credit quality (including “junk bonds”).

The Fund’s investment adviser uses its proprietary quantitative model to assist in determining when and which asset classes are bought and sold. This model mathematically attempts to keep the Fund in the strongest sector or sectors at any given time as measured by the model. If a sector weakens, the model suggests a stronger sector into which the Fund should allocate its assets. The model’s calculations are updated daily and evaluated weekly to determine whether the Fund’s holdings require a reallocation. If a reallocation is required, weaker holdings are replaced with the stronger assets as determined by the model.

The Adviser (as defined below) will maintain the ability to invest a large percentage the Fund’s holdings in one asset class of the market. The overall asset allocation of the Fund will not be fixed. It can and will change significantly over time as the Adviser decides to buy and sell any holding of the portfolio in response to changes in the model’s quantitative measures as a means to take advantage of changes in U.S. and global market trends. The Adviser may engage in frequent buying and selling of the portfolio securities to achieve the Fund’s investment objectives.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s NAV and performance.

• Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

• Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

• Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

• Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

• Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

• Junk Bonds Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

• Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

• Underlying Funds Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their NAV. Each investment company is subject to specific risks, depending on the nature of the fund.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class I shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class I shares would be different from Class A shares because Class I shares have different expenses than Class A shares. Updated performance information is available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

Bar Chart [Heading]	Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	6/30/18	3.40%
Worst Quarter:	12/31/18	(9.96)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2019, was 7.44%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - HCM Income Plus Fund		Label	One Year	Since Inception	Inception Date
Class A Shares		Return before taxes	(9.56%)	(0.75%)	Nov. 09, 2016
Class A Shares | Return after taxes on distributions			(11.68%)	(2.29%)
Class A Shares | Return after taxes on distributions and sale of Fund shares			(5.50%)	(1.13%)
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]		0.01%	1.10%
[1]	The Bloomberg Barclays US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index.

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.